Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of operations - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses
General and administrative expenses	$ (1,653)	$ (2,450)	$ (2,125)
Operating loss	(1,653)	(2,450)	(2,125)
Share of losses of subsidiaries and Consolidated VIEs	(37,208)	(54,152)	(33,965)
Loss before income taxes	(38,861)	(56,602)	(36,090)
Income tax expense
Net loss	$ (38,861)	$ (56,602)	$ (36,090)